Jointly Owned Facilities (Tables)	12 Months Ended
Dec. 31, 2014
Jointly Owned Utility Facilities

At December 31, 2014 and 2013, the Balance Sheets reflect the owned interests in the facilities listed below.

	Ownership Interest	Electric Plant	Other Property	Accumulated Depreciation	Construction Work in Progress
December 31, 2014
Generating Plants
Susquehanna	90.00%	$4,746		$3,591	$117
Conemaugh	16.25%	330		141	2
Keystone	12.34%	213		102	2
Merrill Creek Reservoir	8.37%		$22	15
December 31, 2013
Generating Plants
Susquehanna	90.00%	$4,686		$3,545	$76
Conemaugh	16.25%	247		131	63
Keystone	12.34%	207		91	2
Merrill Creek Reservoir	8.37%			$22	16